Debt, cash and cash equivalents and lease liabilities - Lease Liabilities (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities			€ 2,108	€ 1,163	€ 1,248
Discounting effect			(228)	(148)	(218)
Cambridge, Massachusetts
Disclosure of maturity analysis of finance lease payments receivable [line items]
Initial lease term	15 years	15 years
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities			314	247	272
From 1 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities			476	357	422
From 3 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities			362	225	232
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities			€ 1,184	€ 482	€ 540